Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2010
Registrant Name	dei_EntityRegistrantName	SECURITY LARGE CAP VALUE FUND/KS/
Central Index Key	dei_EntityCentralIndexKey	0000088565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2011
SECURITY LARGE CAP VALUE FUND/KS/ (Prospectus Summary) | SECURITY LARGE CAP VALUE FUND/KS/ | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECIX
SECURITY LARGE CAP VALUE FUND/KS/ (Prospectus Summary) | SECURITY LARGE CAP VALUE FUND/KS/ | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECBX
SECURITY LARGE CAP VALUE FUND/KS/ (Prospectus Summary) | SECURITY LARGE CAP VALUE FUND/KS/ | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEGIX
Large Cap Value Institutional (Prospectus Summary) | Large Cap Value Institutional | Large Cap Value Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLCIX